Trading revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading revenues
Trading revenues	SFr 1,340	SFr 2,026	SFr 2,739
Interest rate products
Trading revenues
Trading revenues	2,965	5,888	1,025
Foreign exchange products
Trading revenues
Trading revenues	(1,121)	(4,398)	1,203
Equity/index-related products
Trading revenues
Trading revenues	(259)	275	956
Credit products
Trading revenues
Trading revenues	1	265	(879)
Commodity, emission and energy products
Trading revenues
Trading revenues	(46)	(228)	340
Other trading securities
Trading revenues
Trading revenues	(200)	224	94
Bank
Trading revenues
Trading revenues	1,298	1,790	2,755
Bank | Interest rate products
Trading revenues
Trading revenues	2,947	5,661	1,048
Bank | Foreign exchange products
Trading revenues
Trading revenues	(1,127)	(4,405)	1,201
Bank | Equity/index-related products
Trading revenues
Trading revenues	(276)	273	952
Bank | Credit products
Trading revenues
Trading revenues	1	265	(879)
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues	(46)	(228)	340
Bank | Other trading securities
Trading revenues
Trading revenues	SFr (201)	SFr 224	SFr 93